Restricted Stock Plan - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award Contractual Period		9 years 6 months
Maximum number of shares shares base stock option award granted to per employee	25,000
Stock option awards vest period		9 years 3 months
Allocated Share-based Compensation Expense		$ 147,000	$ 158,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense		50,000	54,000
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan		$ 660,000	$ 412,000
Total unrecognized compensation cost related to nonvested share-based compensatiocost is expected to be recognized over a weighted-average period		3 years 2 months 12 days
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award Contractual Period		9 years 6 months
Stock Incentive Plan
Number of shares authorized under plan	500,000